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                        SUPPLEMENT DATED SEPT. 13, 2007*
                 TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2007:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY           45307 G

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Disclosure regarding the withdrawal charge (also referred to as "contingent deferred sales charge") is updated throughout the prospectus to clarify how the charge is calculated. Prospectus information is changing as follows:

1) The parenthetical immediately under the heading "Withdrawal Charge" in the "Expense Summary -- Contract Owner Transaction Expenses" section on page 7 of your prospectus is removed and replaced with:

     (Contingent deferred sales charge as a percentage of purchase payments withdrawn).

2) The "Withdrawal Charge" section beginning on page 36 of the prospectus is modified by deleting "For an example, see Appendix C" in the middle of page 37 and inserting the following text:

     Note that the withdrawal charge is assessed against the original amount of your purchase payments that are subject to a withdrawal charge, even if your contract has lost value. This means that purchase payments withdrawn may be greater than the amount of contract value you withdraw.

     For an example, see Appendix B.

3) In addition, the "Full withdrawal charge calculation -- four-year withdrawal charge schedule" and "Partial withdrawal charge calculation -- four-year withdrawal charge schedule" sections under "Appendix B:
    Example -- Withdrawal Charges for Contract Option L" on pages 86-87 of your prospectus are removed and replaced with:

FULL WITHDRAWAL CHARGE CALCULATION -- FOUR YEAR WITHDRAWAL CHARGE SCHEDULE:
--------------------------------------------------------------------------------

This is an example of how we calculate the withdrawal charge on a contract with a four-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment on May 1, 2006; and

- The contract anniversary date is May 1 each year; and

- You withdraw the contract for its total value on Nov. 1, 2009, which is in the fourth contract year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 6.0%; and

- You have made no withdrawals prior to Nov. 1, 2009.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                      CONTRACT WITH GAIN   CONTRACT WITH LOSS
                            Contract value just prior to withdrawal:      60,000.00            40,000.00
                                Contract value on prior anniversary:      58,000.00            42,000.00
WE CALCULATE THE WITHDRAWAL CHARGE AS FOLLOWS:
STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                       Contract value just prior to withdrawal (CV):      60,000.00            40,000.00
                  Less purchase payments received and not previously      50,000.00            50,000.00
                                                  withdrawn (PPNPW):
                                                                          ---------            ---------
                  Earnings in the contract (but not less than zero):      10,000.00                 0.00
STEP 2.  Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                           Earnings in the contract:      10,000.00                 0.00
                      10% of the prior anniversary's contract value:       5,800.00             4,200.00
                                                                          ---------            ---------
                                       TFA (but not less than zero):      10,000.00             4,200.00

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45307-10 A (9/07)

* Valid until next prospectus update
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                RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY -- SUPPLEMENT   1

STEP 3.  Next we determine ACV, the amount by which the contract value withdrawn exceeds earnings.
                                           Contract value withdrawn:      60,000.00            40,000.00
                                      Less earnings in the contract:      10,000.00                 0.00
                                                                          ---------            ---------
                                       ACV (but not less than zero):      50,000.00            40,000.00

STEP 4.  Next we determine XSF, the amount by which 10% of the prior anniversary's Contract Value exceeds earnings.
                      10% of the prior anniversary's contract value:       5,800.00             4,200.00
                                      Less earnings in the contract:      10,000.00                 0.00
                                                                          ---------            ---------
                                       XSF (but not less than zero):           0.00             4,200.00

STEP 5.  Now we can determine how much of the PPNPW is being withdrawn (PPW) as follows:
                PPW = XSF + (ACV - XSF) / (CV - TFA) * (PPNPW - XSF)
                                                   XSF from Step 4 =           0.00             4,200.00
                                                   ACV from Step 3 =      50,000.00            40,000.00
                                                    CV from Step 1 =      60,000.00            40,000.00
                                                   TFA from Step 2 =      10,000.00             4,200.00
                                                 PPNPW from Step 1 =      50,000.00            50,000.00
                                                                          ---------            ---------
                                                               PPW =      50,000.00            50,000.00

STEP 6.  We then calculate the withdrawal charge as a percentage of
         PPW. Note that for a contract with a loss, PPW may be
         greater than the amount you request to withdraw:
                                                                PPW:      50,000.00            50,000.00
                                                           less XSF:           0.00             4,200.00
                                                                          ---------            ---------
                       amount of PPW subject to a withdrawal charge:      50,000.00            45,800.00
                           multiplied by the withdrawal charge rate:         x 6.0%               x 6.0%
                                                                          ---------            ---------
                                                  withdrawal charge:       3,000.00             2,748.00

STEP 7.  The dollar amount you will receive as a result of your full withdrawal is determined as:
                                           Contract value withdrawn:      60,000.00            40,000.00
                                                  WITHDRAWAL CHARGE:      (3,000.00)           (2,748.00)
                    Contract charge (assessed upon full withdrawal):         (40.00)              (40.00)
                                                                          ---------            ---------
                                       NET FULL WITHDRAWAL PROCEEDS:      56,960.00            37,212.00

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  2  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY -- SUPPLEMENT

PARTIAL WITHDRAWAL CHARGE CALCULATION -- FOUR-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a four-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment on May 1, 2006; and

- The contract anniversary date is May 1 each year; and

- You request a net partial withdrawal of $15,000.00 on Nov. 1, 2009, which is in the fourth contract year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 6.0%; and

- You have made no withdrawals prior to Nov. 1, 2009.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                      CONTRACT WITH GAIN   CONTRACT WITH LOSS
                            Contract value just prior to withdrawal:      60,000.00            40,000.00
                                Contract value on prior anniversary:      58,000.00            42,000.00

We determine the amount of contract value that must be withdrawn in order for the net partial withdrawal proceeds to match the amount requested. We start with an estimate of the amount of contract value to withdraw and calculate the resulting withdrawal charge and net partial withdrawal proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to withdraw that generates the desired net partial withdrawal proceeds.

WE CALCULATE THE WITHDRAWAL CHARGE FOR EACH ESTIMATE AS FOLLOWS:
STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                       Contract value just prior to withdrawal (CV):      60,000.00            40,000.00
                  Less purchase payments received and not previously      50,000.00            50,000.00
                                                  withdrawn (PPNPW):
                                                                          ---------            ---------
                  Earnings in the contract (but not less than zero):      10,000.00                 0.00
STEP 2.  Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                           Earnings in the contract:      10,000.00                 0.00
                      10% of the prior anniversary's contract value:       5,800.00             4,200.00
                                                                          ---------            ---------
                                       TFA (but not less than zero):      10,000.00             4,200.00
STEP 3.  Next we determine ACV, the amount by which the contract value withdrawn exceeds earnings.
                                           Contract value withdrawn:      15,319.15            15,897.93
                                      Less earnings in the contract:      10,000.00                 0.00
                                                                          ---------            ---------
                                       ACV (but not less than zero):       5,319.15            15,897.93
STEP 4.  Next we determine XSF, the amount by which 10% of the prior anniversary's contract value exceeds earnings.
                      10% of the prior anniversary's contract value:       5,800.00             4,200.00
                                      Less earnings in the contract:      10,000.00                 0.00
                                                                          ---------            ---------
                                       XSF (but not less than zero):           0.00             4,200.00

--------------------------------------------------------------------------------
                RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY -- SUPPLEMENT   3

STEP 5.  Now we can determine how much of the PPNPW is being withdrawn (PPW) as follows:
         PPW = XSF + (ACV - XSF) / (CV - TFA) * (PPNPW - XSF)
                                                   XSF from Step 4 =           0.00             4,200.00
                                                   ACV from Step 3 =       5,319.15            15,897.93
                                                    CV from Step 1 =      60,000.00            40,000.00
                                                   TFA from Step 2 =      10,000.00             4,200.00
                                                 PPNPW from Step 1 =      50,000.00            50,000.00
                                                                          ---------            ---------
                                                               PPW =       5,319.15            19,165.51

STEP 6.  We then calculate the withdrawal charge as a percentage of
         PPW. Note that for a contract with a loss, PPW may be
         greater than the amount you request to withdraw:
                                                                PPW:       5,319.15            19,165.51
                                                           less XSF:           0.00             4,200.00
                                                                          ---------            ---------
                       amount of PPW subject to a withdrawal charge:       5,319.15            14,965.51
                           multiplied by the withdrawal charge rate:         x 6.0%               x 6.0%
                                                                          ---------            ---------
                                                  withdrawal charge:         319.15               897.93

STEP 7.  The dollar amount you will receive as a result of your partial withdrawal is determined as:
                                           Contract value withdrawn:      15,319.15            15,897.93
                                                  WITHDRAWAL CHARGE:        (319.15)             (897.93)
                                                                          ---------            ---------
                                    NET PARTIAL WITHDRAWAL PROCEEDS:      15,000.00            15,000.00

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  4  RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY -- SUPPLEMENT